Investments (Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities Available-For-Sale) (Details) $ in Millions	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Total number of securities in an unrealized loss position less than 12 months	4,167	1,997
Total number of securities in an unrealized loss position equal to or greater than 12 months	807	642
Fixed maturity securities
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	$ 51,256	$ 27,348
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	2,243	823
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	10,963	7,832
Equal to or Greater than 12 Months Gross Unrealized Loss	1,471	542
U.S. corporate
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	17,480	8,950
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	1,078	260
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	2,469	2,251
Equal to or Greater than 12 Months Gross Unrealized Loss	433	161
U.S. Treasury and agency
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	11,683	3,933
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	125	6
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	248	982
Equal to or Greater than 12 Months Gross Unrealized Loss	3	13
Foreign corporate
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	8,823	7,052
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	669	397
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	4,049	1,165
Equal to or Greater than 12 Months Gross Unrealized Loss	759	114
RMBS
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	6,065	3,141
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	158	63
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	1,769	1,900
Equal to or Greater than 12 Months Gross Unrealized Loss	130	160
CMBS
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	2,266	772
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	42	20
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	509	461
Equal to or Greater than 12 Months Gross Unrealized Loss	40	13
State and political subdivision
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	3,211	3,147
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	54	45
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	1,817	732
Equal to or Greater than 12 Months Gross Unrealized Loss	84	37
State and political subdivision
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	767	26
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	26	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	15	76
Equal to or Greater than 12 Months Gross Unrealized Loss	5	6
Foreign government
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	961	327
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	91	32
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	87	265
Equal to or Greater than 12 Months Gross Unrealized Loss	17	38
Equity securities
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	238	130
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	101	26
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	151	140
Equal to or Greater than 12 Months Gross Unrealized Loss	40	30
Common Stock
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	182	98
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	99	26
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	19	1
Equal to or Greater than 12 Months Gross Unrealized Loss	2	0
Non-redeemable preferred stock
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	56	32
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	2	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	132	139
Equal to or Greater than 12 Months Gross Unrealized Loss	$ 38	$ 30